Goodwill and intangible assets - Narrative (Details) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022 business_group	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Number of business groups | business_group	5
Cash flow projection period		5 years
Group's strategic plan, period		3 years
Dollar Shave Club
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill | €		€ 192	€ 0
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	7.40%	7.40%	6.40%
Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets		ten
Pre-tax discount rate	11.80%	11.80%	7.60%